UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21238

Registrant Name:	PIMCO Corporate & Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Opportunity Fund

April 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.3%
BANK LOAN OBLIGATIONS 2.3%
Fortescue Metals Group Ltd.
4.250% due 06/30/2019		$3,759	$3,557
iHeartCommunications, Inc.
7.185% due 01/30/2019		8,198	6,137
Sequa Corp.
5.250% due 06/19/2017		8,770	6,760
Westmoreland Coal Co.
7.500% due 12/16/2020		7,383	4,430

Total Bank Loan Obligations (Cost $26,190)			20,884

CORPORATE BONDS & NOTES 49.1%
BANKING & FINANCE 25.2%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	1,017
Aircastle Ltd.
5.000% due 04/01/2023		2,000	2,041
Altice Financing S.A.
7.500% due 05/15/2026 (b)		4,000	4,015
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	1,800	1,905
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		$4,200	2,418
9.000% due 06/18/2024 (f)		9,298	6,718
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	500	150
4.000% due 01/21/2019 ^		5,000	1,503
4.750% due 01/15/2018 ^		1,000	301
Banco Santander S.A.
6.250% due 09/11/2021 (f)		400	400
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	12,050	21,987
BGC Partners, Inc.
5.375% due 12/09/2019		$9,300	9,633
Blackstone CQP Holdco LP
9.296% due 03/19/2019		15,301	15,110
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		11,000	10,876
Cantor Fitzgerald LP
6.500% due 06/17/2022		10,000	10,373
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	634
7.500% due 07/08/2026		6,200	9,814
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$5,300	5,048
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	300	405
7.875% due 01/23/2024 (f)		$12,300	11,866
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		2,936	2,926
Fort Gordon Housing LLC
6.124% due 05/15/2051		12,825	13,986
GSPA Monetization Trust
6.422% due 10/09/2029 (i)		9,175	10,388
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	5,477	6,053
Jefferies LoanCore LLC
6.875% due 06/01/2020		$600	510
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		6,000	7,942
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	6,298	9,164
7.875% due 06/27/2029 (f)		400	585
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,550	2,882
Nationwide Building Society
10.250% due 06/29/2049 (f)	GBP	21	3,949
Navient Corp.
5.500% due 01/15/2019		$4,950	4,919
5.625% due 08/01/2033		230	163
Novo Banco S.A.
5.000% due 04/04/2019	EUR	371	277
5.000% due 04/23/2019		152	113
5.000% due 05/14/2019		315	234

5.000% due 05/21/2019		73	54
5.000% due 05/23/2019		213	159
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$5,300	4,955
8.000% due 08/10/2025 (f)		4,300	4,132
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	6,400	8,925
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	537
Springleaf Finance Corp.
6.900% due 12/15/2017		200	210
8.250% due 12/15/2020		200	208
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,580	11,122
6.052% due 10/13/2039		2,704	3,857
TIG FinCo PLC
8.500% due 03/02/2020		1,154	1,720
8.750% due 04/02/2020 (i)		7,339	8,739
Western Group Housing LP
6.750% due 03/15/2057		$5,300	6,233

			231,156

INDUSTRIALS 16.5%
Ardagh Packaging Finance PLC
6.750% due 05/15/2024 (b)	EUR	1,600	1,832
7.250% due 05/15/2024 (b)		$2,000	2,000
BMC Software Finance, Inc.
8.125% due 07/15/2021		3,031	2,258
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)(i)		8,226	6,087
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		27,145	24,593
Chesapeake Energy Corp.
3.878% due 04/15/2019		830	540
8.000% due 12/15/2022		300	206
Forbes Energy Services Ltd.
9.000% due 06/15/2019		2,858	1,329
Ford Motor Co.
7.700% due 05/15/2097 (i)		31,901	38,573
Hampton Roads PPV LLC
6.171% due 06/15/2053		1,800	1,929
Harvest Operations Corp.
6.875% due 10/01/2017		7,420	6,372
iHeartCommunications, Inc.
9.000% due 09/15/2022		2,000	1,413
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		11,443	3,891
8.125% due 06/01/2023		1,939	645
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		12,290	11,245
Numericable SFR S.A.
6.250% due 05/15/2024		14,000	13,597
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (b)		7,100	7,402
Scientific Games International, Inc.
10.000% due 12/01/2022		5,600	4,656
Sequa Corp.
7.000% due 12/15/2017		13,090	1,963
Tembec Industries, Inc.
9.000% due 12/15/2019		1,500	1,088
UAL Pass-Through Trust
7.336% due 01/02/2021		1,979	2,051
UCP, Inc.
8.500% due 10/21/2017		10,900	10,954
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	5,090	7,273

			151,897

UTILITIES 7.4%
CenturyLink, Inc.
7.500% due 04/01/2024		$1,500	1,508
Frontier Communications Corp.
10.500% due 09/15/2022		1,190	1,232
11.000% due 09/15/2025		1,190	1,206
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		21,200	24,386
Illinois Power Generating Co.
6.300% due 04/01/2020		4,570	1,977
7.000% due 04/15/2018		8,855	3,985
7.950% due 06/01/2032		1,175	508
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (i)		15,730	16,178
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		550	118

Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,053	700
6.750% due 10/01/2023		4,749	664
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	790	842
3.522% due 03/17/2020		$420	345
4.250% due 10/02/2023	EUR	1,200	1,074
4.875% due 03/17/2020		$760	676
5.750% due 01/20/2020		360	331
6.250% due 12/14/2026	GBP	6,100	6,797
6.625% due 01/16/2034		800	827
6.750% due 01/27/2041		$4,100	3,228
7.875% due 03/15/2019		1,700	1,698

			68,280

Total Corporate Bonds & Notes (Cost $476,820)			451,333

MUNICIPAL BONDS & NOTES 8.6%
CALIFORNIA 4.8%
Los Angeles Community Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2006
6.020% due 09/01/2021		6,480	6,546
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		3,425	3,800
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		21,545	24,321
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		8,500	9,650

			44,317

ILLINOIS 2.6%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		23,700	23,797

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		1,400	1,148

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,895	10,080

Total Municipal Bonds & Notes (Cost $74,089)			79,342

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
3.000% due 01/25/2042 (a)		1,674	154
3.500% due 02/25/2033 (a)		3,814	567
5.661% due 07/25/2040 (a)		2,090	333
5.739% due 10/25/2028		1,000	1,034
8.932% due 01/25/2042		1,217	1,226
Freddie Mac
6.136% due 11/25/2055		14,821	7,692
6.667% due 02/15/2034 (a)		3,359	671
7.989% due 12/25/2027		4,450	4,287
8.321% due 07/15/2039		5,124	5,447
9.540% due 03/15/2044		1,919	2,479
10.843% due 02/15/2036		7,107	8,577
10.846% due 04/15/2044		1,471	1,621
11.189% due 03/25/2025		2,388	2,495
Ginnie Mae
3.000% due 12/20/2042 (a)		256	30
3.500% due 09/16/2041 - 06/20/2042 (a)		2,589	295
6.311% due 01/20/2042 (a)		3,434	538

Total U.S. Government Agencies (Cost $37,028)			37,446

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Floating Rate Notes
0.522% due 01/31/2018 (k)(m)		12,086	12,114

Total U.S. Treasury Obligations (Cost $12,092)			12,114

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.4%
American Home Mortgage Assets Trust
6.250% due 06/25/2037		5,178	3,985
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		297	251
6.000% due 04/25/2036 ^		4,800	4,046
Banc of America Funding Trust
5.500% due 01/25/2036		531	539
6.000% due 07/25/2037 ^		864	674

BCAP LLC Trust
2.873% due 03/27/2036		3,884	1,986
4.360% due 07/26/2037		1,131	60
5.233% due 03/26/2037		2,661	766
7.073% due 12/26/2036		8,635	7,736
9.308% due 10/26/2036		5,907	5,476
Bear Stearns ALT-A Trust
2.742% due 11/25/2036 ^		1,061	729
2.774% due 08/25/2046		7,150	5,393
2.919% due 11/25/2034		577	513
2.924% due 08/25/2036 ^		4,580	3,386
2.969% due 09/25/2035 ^		1,941	1,578
3.056% due 09/25/2035 ^		3,025	2,245
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		3,109	2,951
Chase Mortgage Finance Trust
2.672% due 12/25/2035 ^		34	31
6.000% due 02/25/2037 ^		2,801	2,311
6.000% due 03/25/2037 ^		600	512
6.000% due 07/25/2037 ^		2,246	1,854
Citigroup Mortgage Loan Trust, Inc.
3.383% due 11/25/2035		18,456	10,367
5.188% due 04/25/2037 ^		5,370	4,617
5.332% due 03/25/2037 ^		1,648	1,477
6.000% due 11/25/2036		14,387	11,746
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		2,758	2,344
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		3,142	2,642
Countrywide Alternative Loan Trust
0.649% due 03/20/2046		8,317	6,097
0.709% due 08/25/2035		122	81
4.352% due 06/25/2047		5,602	4,943
4.811% due 04/25/2037 ^(a)		33,226	5,091
5.250% due 05/25/2021 ^		29	29
5.500% due 03/25/2035		919	733
5.500% due 09/25/2035 ^		7,326	6,725
5.500% due 03/25/2036 ^		276	224
5.750% due 01/25/2035		1,079	1,091
5.750% due 02/25/2035		1,219	1,187
6.000% due 02/25/2035		1,038	1,064
6.000% due 04/25/2036		2,670	2,254
6.000% due 05/25/2036 ^		2,826	2,386
6.000% due 02/25/2037		3,568	3,044
6.000% due 02/25/2037 ^		946	723
6.000% due 04/25/2037 ^		9,977	7,639
6.000% due 08/25/2037 ^		26,001	20,410
6.250% due 10/25/2036 ^		3,910	3,574
6.250% due 12/25/2036 ^		4,702	3,721
6.500% due 08/25/2036 ^		1,241	915
6.500% due 09/25/2036 ^		676	581
20.024% due 02/25/2036		2,959	4,384
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		1,151	973
5.750% due 12/25/2035 ^		581	541
5.750% due 03/25/2037 ^		4,107	3,735
6.000% due 04/25/2036 ^		936	886
6.000% due 03/25/2037 ^		3,539	3,194
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		2,205	1,700
6.000% due 02/25/2037 ^		2,694	2,316
6.750% due 08/25/2036 ^		3,958	3,120
Epic Drummond Ltd.
0.044% due 01/25/2022	EUR	5,060	5,221
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$3,544	2,992
GSR Mortgage Loan Trust
2.786% due 03/25/2037 ^		4,667	3,846
2.805% due 11/25/2035 ^		2,876	2,602
5.500% due 05/25/2036 ^		413	393
IndyMac Mortgage Loan Trust
2.710% due 08/25/2035 ^		4,731	3,853
6.500% due 07/25/2037 ^		7,641	4,622
JPMorgan Alternative Loan Trust
2.556% due 03/25/2037		16,314	13,200
JPMorgan Mortgage Trust
2.660% due 01/25/2037 ^		2,253	2,011
2.769% due 02/25/2036 ^		3,779	3,318
2.819% due 10/25/2035		86	84
3.433% due 06/25/2036 ^		1,607	1,398
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		2,402	1,789
6.000% due 07/25/2037 ^		449	401
27.011% due 11/25/2035 ^		424	690
Lehman XS Trust
0.659% due 06/25/2047		5,714	4,005

MASTR Alternative Loan Trust
6.750% due 07/25/2036		4,921	3,599
Merrill Lynch Mortgage Investors Trust
2.793% due 03/25/2036 ^		4,840	3,213
Mesdag Delta BV
0.094% due 01/25/2020	EUR	2,174	2,133
RBSSP Resecuritization Trust
0.653% due 10/27/2036		$3,609	314
0.673% due 08/27/2037		8,000	2,088
Residential Accredit Loans, Inc. Trust
0.629% due 08/25/2036		775	607
0.669% due 05/25/2037 ^		644	160
6.000% due 08/25/2036 ^		1,108	909
6.000% due 05/25/2037 ^		3,559	2,959
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		591	458
6.000% due 02/25/2037 ^		2,804	2,220
6.250% due 09/25/2037 ^		6,101	4,236
Residential Funding Mortgage Securities, Inc. Trust
3.467% due 02/25/2037		4,869	3,919
Structured Adjustable Rate Mortgage Loan Trust
2.694% due 11/25/2036 ^		7,629	5,774
2.706% due 01/25/2036 ^		10,195	7,692
2.748% due 07/25/2035 ^		3,966	3,399
4.081% due 07/25/2036 ^		1,919	1,554
4.508% due 03/25/2037 ^		1,599	1,119
Structured Asset Mortgage Investments Trust
0.559% due 08/25/2036		276	207
Suntrust Adjustable Rate Mortgage Loan Trust
2.863% due 02/25/2037 ^		1,135	995
3.026% due 04/25/2037 ^		1,411	1,200
6.024% due 02/25/2037 ^		11,924	10,045
WaMu Mortgage Pass-Through Certificates Trust
2.202% due 12/25/2036 ^		724	624
2.215% due 06/25/2037 ^		3,399	2,913
2.240% due 07/25/2037 ^		1,298	1,053
2.448% due 09/25/2036 ^		854	775
4.209% due 02/25/2037 ^		1,800	1,634
4.397% due 07/25/2037 ^		3,193	2,946
6.003% due 10/25/2036 ^		2,529	1,986
Washington Mutual Mortgage Pass-Through Certificates Trust
1.217% due 05/25/2047 ^		708	48
6.000% due 10/25/2035 ^		2,468	1,835
6.000% due 03/25/2036 ^		3,537	3,265
6.000% due 02/25/2037		9,031	7,608

Total Non-Agency Mortgage-Backed Securities (Cost $297,764)			307,488

ASSET-BACKED SECURITIES 22.1%
AMAC CDO Funding
1.739% due 11/23/2050		5,052	4,708
6.516% due 11/23/2050		1,562	1,570
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.789% due 03/25/2033		107	102
Bear Stearns Asset-Backed Securities Trust
0.839% due 04/25/2037		24,016	15,371
CIFC Funding Ltd.
0.000% due 05/24/2026		4,100	2,653
0.000% due 07/22/2026 (e)		3,000	1,545
Citigroup Mortgage Loan Trust, Inc.
0.833% due 11/25/2046		11,521	9,865
Countrywide Asset-Backed Certificates
0.609% due 03/25/2037		7,776	8,071
0.639% due 06/25/2047		22,136	16,543
0.639% due 09/25/2047		6,388	5,270
0.749% due 09/25/2037 ^		17,443	8,837
5.016% due 10/25/2046 ^		17,158	16,505
Credit-Based Asset Servicing and Securitization LLC
4.114% due 12/25/2035 ^		166	165
First Franklin Mortgage Loan Trust
0.599% due 10/25/2036		6,239	4,167
Fremont Home Loan Trust
0.589% due 01/25/2037		7,981	4,058
Greenpoint Manufactured Housing
8.140% due 03/20/2030		3,141	3,323
8.300% due 10/15/2026		7,905	8,294
8.450% due 06/20/2031		4,772	4,753
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.599% due 07/25/2037		3,940	2,447
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^		160	89
Lehman XS Trust
6.290% due 06/24/2046		5,027	4,137
Long Beach Mortgage Loan Trust
0.739% due 01/25/2036		8,000	4,258

Merrill Lynch Mortgage Investors Trust
4.277% due 03/25/2037		7,948	2,708
Mid-State Trust
6.340% due 10/15/2036		2,504	2,675
Morgan Stanley ABS Capital, Inc. Trust
0.589% due 10/25/2036		8,445	5,102
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		1,674	1,153
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.089% due 07/25/2035		6,000	3,354
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		11,930	5,959
7.238% due 09/25/2037 ^		10,129	5,985
Residential Asset Securities Corp. Trust
1.019% due 08/25/2034		12,363	9,618
South Coast Funding Ltd.
1.221% due 08/10/2038		21,630	4,542
Taberna Preferred Funding Ltd.
0.981% due 12/05/2036		806	604
1.001% due 08/05/2036		893	625
1.001% due 08/05/2036 ^		17,306	12,114
1.021% due 02/05/2036		11,540	8,597
Tropic CDO Ltd.
1.528% due 04/15/2034		25,000	13,000

Total Asset-Backed Securities (Cost $203,637)			202,767

SOVEREIGN ISSUES 1.4%
Argentine Republic Government International Bond
6.250% due 04/22/2019		350	364
6.875% due 04/22/2021		150	155
7.500% due 04/22/2026		300	305
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	5,100	5,853
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	695,000	5,830
4.750% due 04/17/2019	EUR	600	614

Total Sovereign Issues (Cost $12,342)			13,121

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (g)		794,831	557

Total Common Stocks (Cost $1,179)			557

PREFERRED SECURITIES 2.2%
BANKING & FINANCE 2.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		10,980	13,519
GMAC Capital Trust
6.402% due 02/15/2040		251,318	6,301

Total Preferred Securities (Cost $19,079)			19,820

SHORT-TERM INSTRUMENTS 10.7%
REPURCHASE AGREEMENTS (h) 4.8%			44,527

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 5.9%
0.165% due 05/05/2016 - 07/21/2016 (d)(e)(m)		$54,265	54,262

Total Short-Term Instruments (Cost $98,788)			98,789

Total Investments in Securities (Cost $1,259,008)			1,243,661

Total Investments 135.3% (Cost $1,259,008)			$1,243,661
Financial Derivative Instruments (j)(l) (6.6%) (Cost or Premiums, net $(54,634))			(60,950)
Preferred Shares (25.9%)			(237,950)
Other Assets and Liabilities, net (2.8%)			(25,691)

Net Assets Applicable to Common Shareholders 100.0%			$919,070

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$1,178	$557	0.06%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.410%	04/29/2016	05/02/2016	$500	U.S. Treasury Notes 2.250% due 11/15/2025	$(513)	$500	$500
BOS	0.250	04/29/2016	05/02/2016	4,200	U.S. Treasury Notes 2.250% due 11/15/2024	(4,336)	4,200	4,200
BPG	0.400	04/29/2016	05/02/2016	6,500	U.S. Treasury Notes 2.000% due 08/15/2025	(6,645)	6,500	6,500
FOB	0.410	04/29/2016	05/02/2016	11,200	U.S. Treasury Notes 1.000% due 02/15/2018	(11,441)	11,200	11,200
GSC	0.400	04/29/2016	05/02/2016	3,600	Freddie Mac 3.500% due 09/01/2042	(3,717)	3,600	3,600
JPS	0.410	04/29/2016	05/02/2016	4,700	U.S. Treasury Notes 3.125% due 05/15/2019	(4,807)	4,700	4,700
SAL	0.420	04/29/2016	05/02/2016	11,100	U.S. Treasury Notes 1.750% due 12/31/2020	(11,333)	11,100	11,100
SSB	0.010	04/29/2016	05/02/2016	2,727	U.S. Treasury Notes 1.625% due 06/30/2019	(2,784)	2,727	2,727

Total Repurchase Agreements						$(45,576)	$44,527	$44,527

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(2)		$(818)	$(818)
	(0.250)	03/04/2016	TBD	(2)		(194)	(194)
MSC	1.000	04/19/2016	07/19/2016			(9,393)	(9,396)
RDR	(1.000)	01/22/2016	TBD	(2)		(462)	(461)
UBS	0.900	04/11/2016	07/11/2016			(4,011)	(4,013)
	1.000	04/11/2016	07/11/2016			(4,037)	(4,039)
	1.150	02/18/2016	05/18/2016		GBP	(1,766)	(2,586)

Total Reverse Repurchase Agreements							$(21,507)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended April 30, 2016 was $(51,544) at a weighted average interest rate of 0.609%.

(i)	Securities with an aggregate market value of $24,232 have been pledged as collateral under the terms of master agreements as of April 30, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$15,543	$861	$(338)	$0	$(21)
CDX.HY-25 5-Year Index	5.000	12/20/2020	27,400	943	676	0	(44)
CDX.IG-23 5-Year Index	1.000	12/20/2019	11,800	98	(93)	0	(1)
CDX.IG-24 5-Year Index	1.000	06/20/2020	17,600	162	(150)	0	(2)
CDX.IG-25 5-Year Index	1.000	12/20/2020	36,300	334	101	0	(3)
CDX.IG-26 5-Year Index	1.000	06/20/2021	900	11	1	0	0

				$2,409	$197	$0	$(71)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$145,380	$15,103	$5,910	$133	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		44,400	2,098	(1)	39	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		305,100	90,959	100,912	1,434	0
Receive	3-Month USD-LIBOR	2.500	06/15/2046		8,400	(576)	(927)	0	(35)
Receive	3-Month USD-LIBOR	2.500	06/15/2046		459,500	(27,981)	(51,252)	0	(2,168)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	13,400	814	482	81	0

						$80,417	$55,124	$1,687	$(2,203)

Total Swap Agreements						$82,826	$55,321	$1,687	$(2,274)

(k)	Securities with an aggregate market value of $3,997 and cash of $10,163 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2016	AUD	160		$119	$0	$(3)
	05/2016	GBP	64		91	0	(3)
BOA	06/2016	EUR	1,430		1,958	318	0
	06/2016		$84	EUR	62	0	(13)
BPS	05/2016	BRL	2,277		$637	0	(25)
	05/2016		$660	BRL	2,277	2	0
BRC	06/2016	EUR	268		$369	61	0
CBK	05/2016	AUD	119		90	0	(1)
	05/2016	GBP	5,601		8,047	0	(136)
	05/2016		$2,393	EUR	2,097	8	0
	05/2016		5,713	JPY	633,751	244	0
	06/2016	JPY	633,751		$5,717	0	(243)
DUB	05/2016	BRL	10,276		2,849	0	(139)
	05/2016	GBP	126		181	0	(3)
	05/2016		$2,978	BRL	10,276	10	0
	06/2016	EUR	149		$204	33	0
	06/2016		$2,822	BRL	10,276	136	0
GLM	05/2016	BRL	647		$180	0	(8)
	05/2016	EUR	3,743		4,242	0	(44)
	05/2016	GBP	58,807		83,975	0	(1,951)
	05/2016		$187	BRL	647	1	0
HUS	05/2016	BRL	11,869		$3,439	0	(12)
	05/2016	JPY	633,751		5,634	0	(322)
	05/2016		$3,270	BRL	11,869	181	0
IND	05/2016		23,484	EUR	20,734	258	0
	06/2016	EUR	20,734		$23,504	0	(258)
JPM	05/2016	BRL	946		267	0	(8)
	05/2016	EUR	4,658		5,285	0	(48)
	05/2016	GBP	591		852	0	(12)
	05/2016		$274	BRL	946	1	0
	05/2016		4,572	EUR	4,013	23	0
	06/2016	GBP	66,459		$96,959	0	(154)
MSB	05/2016		253		366	0	(3)
	06/2016	BRL	974		279	0	(1)
	06/2016	EUR	376		517	86	0
	06/2016	GBP	254		372	1	0
NAB	06/2016	EUR	818		1,123	185	0
SCX	05/2016		81		91	0	(2)
	05/2016	GBP	1,017		1,481	0	(5)
TDM	05/2016	BRL	2,277		660	0	(2)
	05/2016		$637	BRL	2,277	25	0
	06/2016	BRL	2,277		$631	0	(24)
UAG	05/2016	EUR	18,362		20,593	0	(433)
	06/2016		294		335	0	(2)

Total Forward Foreign Currency Contracts						$1,573	$(3,855)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2016 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	09/20/2020	14.877%	EUR	3,000	$(115)	$(715)	$0	$(830)
	Navient Corp.	5.000	12/20/2020	5.090		$5,000	(51)	62	11	0
	Petrobras Global Finance BV	1.000	12/20/2024	7.584		1,800	(352)	(309)	0	(661)
BRC	Navient Corp.	5.000	12/20/2020	5.090		3,000	12	(5)	7	0
GST	Navient Corp.	5.000	12/20/2020	5.090		2,000	8	(4)	4	0
	Petrobras Global Finance BV	1.000	09/20/2020	7.470		20	(3)	(2)	0	(5)
	Petrobras Global Finance BV	1.000	12/20/2024	7.584		2,400	(476)	(405)	0	(881)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	7.138		500	(41)	(54)	0	(95)
	Petrobras Global Finance BV	1.000	09/20/2020	7.470		60	(8)	(6)	0	(14)
	Petrobras Global Finance BV	1.000	12/20/2024	7.584		3,000	(623)	(479)	0	(1,102)
JPM	Banco Espirito Santo S.A.	5.000	09/20/2020	14.877	EUR	5,000	(206)	(1,178)	0	(1,384)
	Navient Corp.	5.000	12/20/2020	5.090		$5,000	31	(20)	11	0
	Russia Government International Bond	1.000	06/20/2019	1.666		28,600	(1,957)	1,408	0	(549)
	Russia Government International Bond	1.000	12/20/2020	2.258		1,300	(149)	79	0	(70)
MYC	Banco Espirito Santo S.A.	5.000	09/20/2020	14.877	EUR	3,000	(28)	(802)	0	(830)
	Chesapeake Energy Corp.	5.000	09/20/2020	18.259		$100	(10)	(29)	0	(39)
	Petrobras Global Finance BV	1.000	12/20/2019	7.138		14,500	(1,342)	(1,427)	0	(2,769)

							$(5,310)	$(3,886)	$33	$(9,229)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$67,136	$(12,719)	$558	$0	$(12,161)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	83,626	(16,557)	1,410	0	(15,147)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	5,874	(1,171)	107	0	(1,064)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	80,940	(15,422)	761	0	(14,661)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	20,980	(3,960)	160	0	(3,800)

					$(49,829)	$2,996	$0	$(46,833)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	61,500	$52	$(716)	$0	$(664)
CBK	Receive	1-Year BRL-CDI	12.230	01/04/2021		41,600	609	(538)	71	0
UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021		105,000	(156)	(1,303)	0	(1,459)

							$505	$(2,557)	$71	$(2,123)

Total Swap Agreements							$(54,634)	$(3,447)	$104	$(58,185)

(m)	Securities with an aggregate market value of $62,379 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,454	$4,430	$20,884
Corporate Bonds & Notes
Banking & Finance	0	220,768	10,388	231,156
Industrials	3,832	137,111	10,954	151,897
Utilities	0	68,280	0	68,280
Municipal Bonds & Notes
California	0	44,317	0	44,317
Illinois	0	23,797	0	23,797
Virginia	0	1,148	0	1,148
West Virginia	0	10,080	0	10,080
U.S. Government Agencies	0	29,754	7,692	37,446
U.S. Treasury Obligations	0	12,114	0	12,114
Non-Agency Mortgage-Backed Securities	0	307,488	0	307,488
Asset-Backed Securities	0	202,767	0	202,767
Sovereign Issues	0	13,121	0	13,121
Common Stocks
Financials	0	0	557	557
Preferred Securities
Banking & Finance	6,301	13,519	0	19,820
Short-Term Instruments
Repurchase Agreements	0	44,527	0	44,527
U.S. Treasury Bills	0	54,262	0	54,262

Total Investments	$10,133	$1,199,507	$34,021	$1,243,661

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,687	0	1,687
Over the counter	0	1,677	0	1,677
	$0	$3,364	$0	$3,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,274)	0	(2,274)
Over the counter	0	(62,040)	0	(62,040)

	$0	$(64,314)	$0	$(64,314)

Totals	$10,133	$1,138,557	$34,021	$1,182,711

There were no significant transfers between Levels 1 and 2 during the period ended April 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2016:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$8,897	$(1,947)	$(56)	$81	$4	$(2,549)	$0	$0	$4,430	$(2,464)
Corporate Bonds & Notes
Banking & Finance	10,454	0	(186)	3	2	115	0	0	10,388	139
Industrials	10,941	0	0	10	0	3	0	0	10,954	3
U.S. Government Agencies	0	8,796	(79)	59	32	(1,116)	0	0	7,692	(1,116)

Non-Agency Mortgage-Backed Securities	8,290	0	(8,338)	0	47	1	0	0	0	0
Common Stocks
Financials	832	0	0	0	0	(275)	0	0	557	(275)

Totals	$39,414	$6,849	$(8,659)	$153	$85	$(3,821)	$0	$0	$34,021	$(3,713)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,430	Third Party Vendor	Broker Quote	60.00
Corporate Bonds & Notes
Banking & Finance	10,388	Proxy Pricing	Base Price	112.38
Industrials	10,954	Proxy Pricing	Base Price	100.09
U.S. Government Agencies	7,692	Proxy Pricing	Base Price	51.90
Common Stocks
Financials	557	Other Valuation Techniques (2)	—	—

Total	$34,021

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 1,259,008	$49,407	$(64,754)	$(15,347)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank N.A.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 28, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 28, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 28, 2016